CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Cash and bank balances	1,127,115	1,312,773
Less: Pledged deposits	(70)	(357)
Time deposits	(840,296)	(34,703)

Cash and cash equivalents	286,749	1,277,713

Denominated in USD	230,833	1,254,969
Denominated in RMB	19,334	12,675
Denominated in EUR	36,582	10,069

Cash and cash equivalents	286,749	1,277,713
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $19.3 million and $12.7 million in the consolidated statements of financial position as at December 31, 2024 and 2023, respectively. The
RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
Cash and cash equivalents earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.